Pensions and other post-employment benefits - Sensitivity Analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumption	0.25%
Percentage of decrease in actuarial assumption	0.25%
Discount rate | Defined benefit pension plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pension cost due to reasonably possible decrease in actuarial assumption	£ (1.2)	£ (0.8)
Increase (decrease) in pension cost due to reasonably possible increase in actuarial assumption	1.2	0.9
Increase (decrease) in obligation from increase in actuarial assumption	(19.7)	(32.6)
Increase (decrease) in obligation from decrease in actuarial assumption	21.0	34.8
Discount rate | Net post retirement obligations
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in post-retirement costs other than pension costs due to reasonably possible decrease in actuarial assumption	(0.1)	(0.1)
Increase (decrease) in post-retirement costs other than pension costs due to reasonably possible increase in actuarial assumption	0.1	0.1
Increase (decrease) in obligation from increase in actuarial assumption	(1.7)	(2.8)
Increase (decrease) in obligation from decrease in actuarial assumption	£ 1.8	2.9
Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumption	0.25%
Percentage of decrease in actuarial assumption	0.25%
Inflation | Defined benefit pension plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pension cost due to reasonably possible decrease in actuarial assumption	£ 0.2	0.2
Increase (decrease) in pension cost due to reasonably possible increase in actuarial assumption	(0.2)	(0.2)
Increase (decrease) in obligation from increase in actuarial assumption	6.4	11.0
Increase (decrease) in obligation from decrease in actuarial assumption	£ (6.1)	(10.7)
Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reasonably possible increase in actuarial assumption of life expectancy	1 year
Actuarial assumption of life expectancy after retirement | Defined benefit pension plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pension cost due to reasonably possible increase in actuarial assumption	£ (0.6)	(0.9)
Increase (decrease) in obligation from increase in actuarial assumption	16.2	27.8
Actuarial assumption of life expectancy after retirement | Net post retirement obligations
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in post-retirement costs other than pension costs due to reasonably possible increase in actuarial assumption		(0.2)
Increase (decrease) in obligation from increase in actuarial assumption	£ 1.0	£ 2.0